Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Property and Equipment, Net [Line Items]
Depreciation expense	$ 22,205	$ 40,959
Impairment loss
Carrying value	$ 24,988		$ 77,550